PER SHARE INFORMATION	12 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
PER SHARE INFORMATION

18. PER SHARE INFORMATION

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions except per share amounts)
Net income attributable to Kyocera Corporation’s shareholders	¥109,047	¥103,843	¥81,789
Basic earnings per share:
Net income attributable to Kyocera Corporation’s shareholders	297.24	282.62	222.43
Diluted earnings per share:
Net income attributable to Kyocera Corporation’s shareholders	297.24	282.62	222.43

	Years ended March 31,
	2016	2017	2018

	(shares in thousands)
Basic weighted average number of shares outstanding	366,859	367,428	367,709
Diluted weighted average number of shares outstanding	366,859	367,428	367,709

The cash dividends declared per share is as follows:

	Years ended March 31,
	2016	2017	2018
	(per share of common stock)
Cash dividends declared per share	¥100.00	¥110.00	¥120.00